Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income	$ 6,810	$ 4,282
Other comprehensive income (loss), net of tax
Unrealized holding gains on available-for-sale securities during the period, net of taxes of $1,622 and $199 for each respective period	6,107	749
Change in funded status of defined benefit plan, net of tax benefits of $150 and $82 for each respective period	(564)	(309)
Amortization of prior service included in net periodic pension expense, net of tax benefits of $19 and $19 for each respective period	(70)	(70)
Amortization of net loss included in net periodic pension cost, net of taxes of $20 and $11 for each respective period	73	40
Comprehensive income	$ 12,356	$ 4,692